FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
May 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Detailed Information About Foreign Currency Risk [Table Text Block]
(US$)	May 31, 2025 $	May 31, 2024 $
Cash and cash equivalents	3,462,908	140
Services receivable	12,500	-
Trade payables	10,218	37,647
Net US dollar exposure	(3,465,190)	37,507

Disclosure of Detailed Information About Liquidity Risk [Table Text Block]
	Total	Due prior to
	Amount	2026	2027	2028
	$	$	$	$
Trade payables and other current liabilities	468,037	468,037	-	-
Lease liability (Note 9)	170,953	60,621	66,829	43,503
Total expected maturities	638,990	528,658	66,829	43,503